PROPERTY, PLANT AND EQUIPMENT - Changes in Net Carrying Amounts of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 11,780	$ 11,143
Additions	2,845	2,815
Depreciation	(2,297)	(2,174)
Disposals and other	(35)	(4)
Property, plant and equipment	12,198	11,780
Right-of-use assets (note 8)	0
Additions	335
Depreciation	(175)
Disposals and other	0
Right-of-use assets (note 8)	1,736	0
Total property, plant and equipment	11,780
Additions	3,180
Depreciation	(2,472)
Disposals and other	(35)
Total property, plant and equipment	13,934	11,780
Proceeds on disposition	38	25
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	697	693
Additions	57	40
Depreciation	(34)	(32)
Disposals and other	1	(4)
Property, plant and equipment	721	697
Cable and wireless network
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,474	7,046
Additions	1,739	1,556
Depreciation	(1,157)	(1,128)
Disposals and other	3	0
Property, plant and equipment	7,964	7,474
Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,209	2,189
Additions	644	653
Depreciation	(706)	(633)
Disposals and other	7	0
Property, plant and equipment	2,154	2,209
Customer premise equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	629	475
Additions	236	423
Depreciation	(292)	(269)
Disposals and other	3	0
Property, plant and equipment	576	629
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	289	276
Additions	60	44
Depreciation	(33)	(31)
Disposals and other	(1)	0
Property, plant and equipment	315	289
Equipment and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	482	464
Additions	109	99
Depreciation	(75)	(81)
Disposals and other	(48)	0
Property, plant and equipment	468	482
Effect of IFRS 16 transition
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(95)
Property, plant and equipment		(95)
Right-of-use assets (note 8)	1,576
Right-of-use assets (note 8)		1,576
Total property, plant and equipment	1,481
Total property, plant and equipment		1,481
Effect of IFRS 16 transition | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Property, plant and equipment		0
Effect of IFRS 16 transition | Cable and wireless network
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(95)
Property, plant and equipment		(95)
Effect of IFRS 16 transition | Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Property, plant and equipment		0
Effect of IFRS 16 transition | Customer premise equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Property, plant and equipment		0
Effect of IFRS 16 transition | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Property, plant and equipment		0
Effect of IFRS 16 transition | Equipment and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 0
Property, plant and equipment		$ 0